UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund:  Master Enhanced International Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Enhanced International Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 6.3%	AMP Ltd.	38,569	$125,911
	AXA Asia Pacific Holdings Ltd.	29,067	68,852
	Alumina Ltd.	468	422
	Amcor Ltd.	10,641	32,911
	Aristocrat Leisure Ltd.	294	700
	Australia & New Zealand Banking Group Ltd.	22,777	248,892
	Australian Stock Exchange Ltd.	4,837	98,623
	BHP Billiton Ltd.	47,170	1,042,516
	Bendigo and Adelaide Bank Ltd.	10,114	57,500
	BlueScope Steel Ltd.	178,842	320,825
	Boart Longyear Group	1	—
	Boral Ltd.	7,301	18,361
	Brambles Ltd.	31,481	105,017
	CSL Ltd.	4,877	110,204
	CSR Ltd.	1	1
	Caltex Australia Ltd.	1,699	10,556
	Coca-Cola Amatil Ltd.	7,719	46,518
	Commonwealth Bank of Australia Ltd.	16,639	399,446
	Crown Ltd.	33,315	147,886
	DB RREEF Trust	48,278	25,151
	Foster’s Group Ltd.	130,906	460,377
	General Property Trust	85,079	25,837
	Insurance Australia Group Ltd.	46,337	112,539
	James Hardie Industries NV	57,606	168,557
	Lend Lease Corp., Ltd.	16,605	75,411
	Macquarie Airports Group	1	1
	Macquarie Group Ltd.	1,078	20,299
	Macquarie Infrastructure Group	1	1
	Macquarie Office Trust	1	—
	Metcash Ltd.	9,072	25,550
	National Australia Bank Ltd.	30,234	422,048
	Nufarm Ltd.	9,237	72,892
	Origin Energy Ltd.	6,684	68,766
	Perpetual Trustees Australia Ltd.	3,014	56,529
	QBE Insurance Group Ltd.	16,960	227,519
	Qantas Airways Ltd.	9,929	11,997
	SP AusNet	13,810	8,725
	Santos Ltd.	2,585	30,425
	Sonic Healthcare Ltd.	372	2,865
	Stockland	40,244	85,983
	Suncorp-Metway Ltd.	28,964	120,966
	Tabcorp Holdings Ltd.	12,447	56,216
	Telstra Corp. Ltd.	60,778	135,672
	Toll Holdings Ltd.	44,796	194,903
	Transurban Group	16,784	54,521
	Wesfarmers Ltd. Ordinary Shares	4,908	64,402
	Westfield Group	18,286	126,758

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Westpac Banking Corp.	34,116	$450,504
	Woodside Petroleum Ltd.	3,983	106,092
	Woolworths Ltd.	12,772	221,679

			6,268,326

Austria - 0.3%	Erste Bank der Oesterreichischen Sparkassen AG	4,419	74,848
	OMV AG	4,318	144,455
	Vienna Insurance Group	1,942	55,733

			275,036

Belgium - 1.0%	Anheuser-Busch InBev NV	3,137	86,378
	Belgacom SA	2,352	73,709
	Colruyt SA	234	53,663
	Delhaize Group	5,355	347,508
	Dexia NV	7,628	26,298
	Fortis	134	245
	Groupe Bruxelles Lambert SA	445	30,214
	KBC Bancassurance Holding	715	11,551
	Mobistar SA	431	27,214
	Nationale A Portefeuille	533	24,741
	Solvay SA	1	70
	UCB SA	8	236
	Umicore SA	14,982	276,874

			958,701

Bermuda - 0.0%	Mongolia Energy Co. Ltd. (a)	1,352	390
	Pacific Basin Shipping Ltd.	18,423	8,398
	SeaDrill Ltd.	1	10
	Yue Yuen Industrial Holdings Ltd.	9,000	20,556

			29,354

Cayman Islands - 0.0%	Foxconn International Holdings Ltd. (a)	844	357
	Hopewell Highway Infrastructure Ltd.	32	18
	Hutchison Telecommunications International Ltd.	1,000	313

			688

Denmark - 0.8%	A P Moller - Maersk A/S Class B	2	8,789
	Carlsberg A/S	1,075	44,143
	Coloplast A/S Class B	400	24,584
	Danisco A/S	650	19,478
	Danske Bank A/S	7,892	66,472
	Dsv A/S	28,783	211,486
	Jyske Bank (a)	50	1,141
	Novo-Nordisk A/S Class B	7,016	336,388
	Novozymes A/S Class B	25	1,809
	Topdanmark A/S (a)	225	22,149
	TrygVesta A/S	353	17,862
	Vestas Wind Systems A/S (a)	1,829	80,348

			834,649

Finland - 1.2%	Fortum Oyj	3,260	62,095
	Kesko Oyj Class B	904	18,754
	Kone Oyj Class B	19,820	410,589

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Metso Oyj	18	$213
	Neste Oil Oyj	1,752	23,287
	Nokia Oyj	47,806	559,113
	Outokumpu Oyj	1,635	17,690
	Rautaruukki Oyj	1,200	19,201
	Sampo Oyj	6,100	89,947
	Stora Enso Oyj Class R	8,300	29,400
	UPM-Kymmene Oyj	1,400	8,080
	Wartsila Oyj	1	21

			1,238,390

France - 8.9%	AXA SA	18,020	216,285
	Accor SA	1,004	34,943
	Air Liquide	3,277	266,481
	Alcatel SA	10,365	19,378
	Alstom	6,066	314,561
	Atos Origin SA	3	77
	BNP Paribas SA	9,923	409,390
	BioMerieux	173	13,503
	Bouygues	1,528	54,603
	CNP Assurances	520	32,795
	Casino Guichard Perrachon SA	4,394	285,906
	Christian Dior SA	753	41,247
	Cie de Saint-Gobain SA	11,711	328,131
	Cie Generale d’Optique Essilor International SA	1,122	43,351
	Compagnie Generale de Geophysique SA (a)	61	706
	Compagnie Generale des Etablissements Michelin	659	24,426
	Credit Agricole SA	7,114	78,493
	Dassault Systemes SA	8,710	338,228
	Eiffage	517	24,051
	Electricite de France SA	11,637	456,391
	Eurazeo	358	9,591
	European Aeronautic Defense and Space Co.	1	12
	France Telecom SA	17,685	403,169
	GDF Suez	12,662	434,239
	Gecina SA	225	8,631
	ICADE	1	71
	Iliad SA	2,042	190,360
	Ipsen	350	13,475
	L’Oreal SA	9,891	679,961
	LVMH Moet Hennessy Louis Vuitton SA	4,312	270,586
	Lafarge SA	1,997	90,158
	Legrand Promesses	1,273	22,117
	Natixis	2,356	3,998
	Neopost SA	430	33,347
	PagesJaunes Groupe SA	1,768	14,946
	Peugeot SA	1	19
	STMicroelectronics NV	9,188	45,974

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Sanofi-Aventis	11,967	$671,603
	Schneider Electric SA	1,995	132,681
	Scor SE	4,990	102,543
	Societe BIC SA	372	18,279
	Societe Generale SA	5,147	201,335
	Sodexho Alliance SA	1,336	60,855
	Suez Environnement SA (a)	1	15
	Technip SA	1,431	50,445
	Total SA	26,981	1,334,198
	Unibail - Rodamco	1,488	210,563
	Valeo SA	1,077	15,746
	Vallourec SA	704	65,269
	Vinci SA	10,439	387,544
	Vivendi SA	13,301	351,798
	Zodiac Aerospace	586	14,848

			8,821,322

Germany - 7.0%	Adidas-Salomon AG	1,155	38,334
	Allianz AG Registered Shares	5,662	473,925
	BASF SE	10,981	331,860
	Bayer AG	20,582	983,339
	Bayerische Motoren Werke AG	13	375
	Beiersdorf AG	8	358
	Celesio AG	1,180	21,724
	Commerzbank AG	3,569	18,986
	DaimlerChrysler AG	10,245	258,127
	Deutsche Bank AG Registered Shares	5,979	239,496
	Deutsche Boerse AG	1,953	117,172
	Deutsche Postbank AG	3,795	60,130
	Deutsche Telekom AG	44,362	549,468
	E.ON AG	6,816	189,036
	Fresenius AG	365	13,818
	Fresenius Medical Care AG	964	37,408
	Hamburger Hafen und Logistik AG	2	49
	Hannover Rueckversicherung AG Registered Shares	2,689	85,653
	Henkel KGaA	1,830	46,164
	K+S AG	1,321	61,067
	Linde AG	942	63,960
	Metro AG	14,546	479,601
	Muenchener Rueckversicherungs AG Registered Shares	3,165	385,390
	Qiagen NV (a)	2,531	40,310
	RWE AG	5,199	364,090
	Siemens AG	20,313	1,159,664
	Suedzucker AG	866	16,706
	TUI AG	1	5
	ThyssenKrupp AG	7,096	123,799
	United Internet AG	10	83

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Volkswagen AG	1,853	$569,033
	Wacker Chemie AG	2,472	204,159

			6,933,289

Greece - 0.5%	Alpha Bank AE	5,556	36,874
	EFG Eurobank Ergasias SA	1	6
	Hellenic Petroleum SA	1,450	13,852
	Hellenic Telecommunications Organization SA	16	240
	Marfin Investment Group SA	185	670
	National Bank of Greece SA	3,783	57,462
	OPAP SA	14,017	370,532
	Piraeus Bank SA	806	5,356

			484,992

Hong Kong - 1.8%	ASM Pacific Technology Ltd.	500	1,752
	BOC Hong Kong Holdings Ltd.	9,503	9,733
	Bank of East Asia Ltd.	47,960	92,671
	CLP Holdings Ltd.	28,000	192,389
	Cheung Kong Holdings Ltd.	24,000	206,852
	Chinese Estates Holdings Ltd.	60,000	72,816
	Esprit Holdings Ltd.	4,700	23,981
	Hang Lung Group Ltd.	7	21
	Hang Lung Properties Ltd.	29,000	68,224
	Hang Seng Bank Ltd.	14,200	143,307
	The Hong Kong & China Gas Ltd.	12,100	19,073
	Hong Kong Exchanges and Clearing Ltd.	8,500	80,218
	HongKong Electric Holdings Ltd.	6,000	35,648
	Hopewell Holdings Ltd.	321	845
	Hutchison Whampoa Ltd.	29,000	142,363
	Hysan Development Co. Ltd.	44,000	74,466
	Kerry Properties Ltd.	14,000	33,743
	The Link REIT	59,000	116,981
	MTR Corp.	500	1,202
	NWS Holdings Ltd.	12,000	16,216
	New World Development Ltd.	97,000	96,828
	Orient Overseas International Ltd.	2,659	6,613
	Sino Land Co.	74,000	74,140
	Sun Hung Kai Properties Ltd.	16,000	143,568
	Swire Pacific Ltd. Class A	11,000	73,358
	Television Broadcasts Ltd.	3,000	9,596
	Wharf Holdings Ltd.	875	2,179
	Wheelock and Co., Ltd.	13,000	21,864
	Wing Hang Bank Ltd.	11,500	55,122

			1,815,769

Ireland - 0.6%	Allied Irish Banks Plc	12,737	9,951
	Bank of Ireland	14,487	9,885
	CRH Plc	949	20,642
	Elan Corp. Plc (a)	6,589	44,648

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Kerry Group Plc	24,012	$486,746
	Ryanair Holdings Plc (a)	139	532

			572,404

Italy - 3.3%	ACEA SpA	1,280	15,287
	Assicurazioni Generali SpA	12,496	214,138
	Banca Monte dei Paschi di Siena SpA	8,485	11,732
	Banco Popolare SpA	8,682	39,845
	Enel SpA	144,474	692,793
	Eni SpA	35,799	693,150
	Exor SpA	6,363	64,170
	Fiat SpA	8,484	59,409
	Finmeccanica SpA	612	7,617
	Fondiaria-Sai SpA	1,801	21,050
	Intesa Sanpaolo SpA	88,558	243,578
	Mediobanca SpA	1,844	15,628
	Mediolanum SpA	1	3
	Parmalat SpA	23,143	47,646
	Prysmian SpA	1,556	15,494
	Telecom Italia SpA	141,937	182,990
	Telecom Italia SpA (Non-Convertible Savings Shares)	643,076	653,933
	Unicredit SpA	133,372	219,513
	Unione Di Banche Italiane ScpA	5,075	55,882
	Unipol SpA (Preference Shares)	1	1

			3,253,859

Japan - 21.4%	Acom Co., Ltd.	1,300	36,930
	Advantest Corp.	100	1,510
	Aeon Co., Ltd.	8,200	54,202
	Aeon Credit Service Co., Ltd.	1,000	9,155
	Aioi Insurance Co., Ltd.	19,000	73,978
	Aisin Seiki Co., Ltd.	2,400	38,512
	Ajinomoto Co., Inc.	57,000	404,086
	Alfresa Holdings Corp.	400	14,658
	Alps Electric Co., Ltd.	2,200	7,605
	Amada Co., Ltd.	5,000	26,714
	Aozora Bank Ltd.	37,000	40,947
	Asahi Breweries Ltd.	3,200	38,382
	Asahi Glass Co., Ltd.	13,000	69,017
	Asahi Kasei Corp.	15,000	54,480
	Astellas Pharma, Inc.	6,400	198,055
	The Bank of Yokohama Ltd.	26,000	111,476
	Benesse Corp.	1,100	40,520
	Brother Industries Ltd.	2,902	21,513
	Canon, Inc.	16,200	472,260
	Casio Computer Co., Ltd.	3,400	24,318
	Chubu Electric Power Co., Inc.	11,100	244,651
	The Chugoku Bank Ltd.	6,000	76,958

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Chugoku Electric Power Co.	3,800	$82,379
	Chuo Mitsui Trust Holdings, Inc.	26,000	80,875
	Citizens Holding Co., Ltd.	130	533
	Coca-Cola West Holdings Co., Ltd.	19,800	316,777
	Cosmo Oil Co., Ltd.	35	107
	Credit Saison Co., Ltd.	2,000	19,836
	DIC Corp.	8,000	11,751
	Dai Nippon Printing Co., Ltd.	14,000	129,028
	Daido Steel Co., Ltd.	4,000	9,964
	Daihatsu Motor Co., Ltd.	2,605	20,591
	Daiichi Sankyo Co., Ltd.	6,400	107,603
	Daikin Industries Ltd.	1,100	30,285
	Dainippon Pharma Co., Ltd.	2,000	16,695
	Daito Trust Construction Co., Ltd.	2,200	74,166
	Daiwa House Industry Co., Ltd.	7,000	56,884
	Daiwa Securities Group, Inc.	13,000	57,611
	Denki Kagaku Kogyo Kabushiki Kaisha	30,000	54,403
	Denso Corp.	3,000	60,646
	Diamond Lease Co., Ltd.	10	213
	Dowa Mining Co., Ltd.	4,000	15,123
	Eisai Co., Ltd.	1,400	41,208
	Fuji Electric Holdings Co., Ltd.	8,000	9,536
	Fuji Heavy Industries Ltd.	8,000	26,626
	Fuji Media Holdings, Inc.	28	31,472
	Fuji Photo Film Co., Ltd.	8,900	195,902
	Fujitsu Ltd.	25,000	93,806
	Fukuoka Financial Group, Inc.	454	1,398
	Furukawa Electric Co., Ltd.	9,000	25,783
	The Gunma Bank Ltd.	14,000	76,179
	HASEKO Corp.	17,000	8,022
	The Hachijuni Bank Ltd.	16,000	93,343
	Hikari Tsushin, Inc.	400	7,615
	Hino Motors Ltd.	3,000	6,616
	The Hiroshima Bank Ltd.	20,000	76,652
	Hisamitsu Pharmaceutical Co., Ltd.	900	27,806
	Hitachi Chemical Co., Ltd.	1,400	16,934
	Hitachi Construction Machinery Co., Ltd.	1,500	19,804
	Hitachi High-Technologies Corp.	1,100	15,599
	Hitachi Ltd.	119,000	325,584
	Hitachi Metals Ltd.	2,474	17,609
	Hokkaido Electric Power Co., Inc.	25,500	512,757
	Hokuhoku Financial Group, Inc.	27,000	49,555
	Hokuriku Electric Power	2,102	50,564
	Honda Motor Co., Ltd.	14,400	342,803
	Hoya Corp.	5,500	109,459
	IHI Corp.	1,000	1,149
	Ibiden Co., Ltd.	1,600	39,138

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Inpex Corp.	11	$77,901
	Isetan Mitsukoshi Holdings Ltd.	3,382	26,173
	Isuzu Motors Ltd.	17,000	20,880
	Itochu Corp.	64,000	315,777
	JFE Holdings, Inc.	6,800	150,098
	JS Group Corp.	3,600	40,715
	JSR Corp.	2,200	25,885
	JTEKT Corp.	2,400	16,962
	Japan Prime Realty Investment Corp.	25	46,457
	Japan Real Estate Investment Corp.	12	92,186
	Japan Retail Fund Investment Corp.	16	61,287
	Japan Tobacco, Inc.	40	106,927
	The Joyo Bank Ltd.	10,000	46,369
	KDDI Corp.	104	489,751
	Kaneka Corp.	4,000	19,777
	The Kansai Electric Power Co., Inc.	9,700	210,805
	Kao Corp.	5,000	97,562
	Kawasaki Heavy Industries Ltd.	2,000	4,015
	Kawasaki Kisen Kaisha Ltd.	1,000	3,143
	Kinden Corp.	1,000	8,177
	Kintetsu Corp.	6,000	24,943
	Kobe Steel Ltd.	315,000	407,344
	Komatsu Ltd.	7,700	85,214
	Kubota Corp.	16,000	88,668
	Kuraray Co., Ltd.	4,500	38,637
	Kyocera Corp.	1,200	80,099
	Kyushu Electric Power Co., Inc.	5,000	112,262
	Leopalace21 Corp.	1,500	8,969
	Makita Corp.	1,700	38,825
	Marubeni Corp.	22,000	69,290
	Matsui Securities Co., Ltd.	1,400	9,192
	Mazda Motor Corp.	13,000	22,038
	Mediceo Paltac Holdings Co., Ltd.	1,900	20,272
	Meiji Dairies Corp.	25,000	102,898
	Minebea Co., Ltd.	5,000	18,416
	Mitsubishi Chemical Holdings Corp.	14,500	50,042
	Mitsubishi Corp.	18,000	238,621
	Mitsubishi Electric Corp.	26,000	118,159
	Mitsubishi Estate Co., Ltd.	15,000	170,165
	Mitsubishi Gas Chemical Co., Inc.	5,000	21,631
	Mitsubishi Heavy Industries Ltd.	1,000	3,061
	Mitsubishi Materials Corp.	182,100	496,040
	Mitsubishi Motors Corp. (a)	6	8
	Mitsubishi UFJ Financial Group, Inc.	144,512	711,971
	Mitsui & Co., Ltd.	14,000	142,622
	Mitsui Chemicals, Inc.	13,000	31,821
	Mitsui Fudosan Co., Ltd.	11,000	120,668

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Mitsui Mining & Smelting Co., Ltd.	8,000	$13,310
	Mitsui OSK Lines Ltd.	8,000	39,592
	Mitsui Sumitomo Insurance Group Holdings, Inc.	6,900	162,565
	Mitsumi Electric Co., Ltd.	1,100	16,067
	Mizuho Financial Group, Inc.	148,198	289,395
	Murata Manufacturing Co., Ltd.	1,200	46,557
	NEC Corp.	24,000	65,274
	NHK Spring Co., Ltd.	2,000	7,271
	NTN Corp.	6,000	17,028
	NTT DoCoMo, Inc.	421	573,585
	Namco Bandai Holdings, Inc.	2,700	27,104
	Nidec Corp.	1,400	63,021
	Nikon Corp.	5,000	56,905
	Nintendo Co., Ltd.	1,400	409,545
	Nippon Building Fund, Inc.	13	112,359
	Nippon Express Co., Ltd.	10,000	31,514
	Nippon Meat Packers, Inc.	1,000	10,512
	Nippon Oil Corp.	17,000	84,704
	Nippon Paper Group, Inc.	100	2,435
	Nippon Sanso Corp.	4,000	26,401
	Nippon Sheet Glass Co., Ltd.	8,000	20,004
	Nippon Yusen Kabushiki Kaisha	5,000	19,315
	The Nishi-Nippon City Bank Ltd.	34,000	74,471
	Nissan Chemical Industries Ltd.	2,000	16,854
	Nissan Motor Co., Ltd.	162,000	585,521
	Nisshin Steel Co., Ltd.	11,000	18,666
	Nitto Denko Corp.	2,200	45,020
	Nomura Holdings, Inc.	16,000	81,168
	Nomura Real Estate Holdings, Inc.	700	10,679
	Nomura Real Estate Office Fund, Inc.	3	16,805
	Nomura Research Institute Ltd.	1,600	25,116
	ORIX Corp.	1,200	39,494
	Ono Pharmacecutical Co., Ltd.	1,300	56,526
	Oracle Corp. Japan	100	3,800
	Osaka Gas Co., Ltd.	9,000	28,173
	Panasonic Corp.	29,000	320,126
	Promise Co., Ltd.	3,150	49,886
	Resona Holdings, Inc.	10,586	142,720
	Ricoh Co., Ltd.	28,000	338,574
	Rohm Co., Ltd.	200	9,993
	Sapporo Hokuyo Holdings, Inc.	4,000	11,342
	Seiko Epson Corp.	1,700	23,383
	Seven & I Holdings Co., Ltd.	12,936	285,589
	Sharp Corp.	600	4,801
	Shikoku Electric Power Co., Inc.	2,500	66,768
	Shimano, Inc.	900	27,400
	Shinko Securities Co., Ltd.	7,000	13,818

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Shionogi & Co., Ltd.	4,000	$68,947
	Shiseido Co., Ltd.	4,000	58,644
	The Shizuoka Bank Ltd.	3,000	27,205
	Showa Denko KK	15,000	18,643
	Softbank Corp.	9,800	126,211
	Sojitz Corp.	15,700	18,874
	Sompo Japan Insurance, Inc.	16,000	83,864
	Sony Corp.	16,200	335,089
	Square Enix Holdings Co., Ltd.	3	57
	Stanley Electric Co., Ltd.	2,000	22,488
	Sumco Corp.	24,100	359,038
	Sumitomo Chemical Co., Ltd.	6,000	20,628
	Sumitomo Corp.	14,600	126,866
	Sumitomo Electric Industries Ltd.	18,400	155,033
	Sumitomo Heavy Industries Ltd.	7,000	23,611
	Sumitomo Metal Industries Ltd.	300	609
	Sumitomo Mitsui Financial Group, Inc.	10,104	355,776
	Sumitomo Realty & Development Co., Ltd.	1,000	11,173
	Sumitomo Rubber Industries, Ltd.	100	670
	The Sumitomo Trust & Banking Co., Ltd.	30,000	116,154
	Suruga Bank Ltd.	9,000	75,085
	Suzuken Co., Ltd.	1,000	26,231
	Suzuki Motor Corp.	2,700	45,413
	T&D Holdings, Inc.	1,000	24,355
	THK Co., Ltd.	1,500	20,337
	Taisei Corp.	13,000	24,930
	Takeda Pharmaceutical Co., Ltd.	10,800	374,701
	Takefuji Corp.	8,030	37,981
	Terumo Corp.	2,300	85,435
	Toho Gas Co., Ltd.	7,000	32,196
	Tohoku Electric Power Co., Inc.	8,300	182,687
	Tokio Marine Holdings, Inc.	11,033	271,732
	The Tokyo Electric Power Co., Inc.	18,200	454,884
	Tokyo Electron Ltd.	12,000	449,445
	Tokyo Gas Co., Ltd.	19,749	69,284
	Tokyo Steel Manufacturing Co., Ltd.	100	1,008
	Tokyo Tatemono Co., Ltd.	4,000	10,383
	Tokyu Corp.	31,000	130,248
	Tokyu Land Corp.	20,000	55,771
	Toppan Printing Co., Ltd.	7,000	48,048
	Toray Industries, Inc.	18,000	72,568
	Toyo Seikan Kaisha Ltd.	100	1,476
	Toyoda Gosei Co., Ltd.	900	13,780
	Toyota Boshoku Corp.	800	8,339
	Toyota Industries Corp.	21,600	465,261
	Toyota Motor Corp.	33,000	1,048,207

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Trend Micro, Inc.	1,500	$42,850
	Tsumura & Co.	900	23,289
	USS Co., Ltd.	10	439
	Ushio, Inc.	1,500	21,203
	West Japan Railway Co.	39	123,666
	Yahoo! Japan Corp.	1	263
	Yamaha Corp.	100	984
	Yamaha Motor Co., Ltd.	2,700	24,224
	Yamato Transport Co., Ltd.	1,000	9,484
	Yaskawa Electric Corp.	3,000	13,133
	The Yasuda Trust & Banking Co., Ltd.	65,000	60,589

			21,191,684

Luxembourg - 0.6%	ArcelorMittal	20,614	420,602
	SES Global	3,926	74,939
	Tenaris SA	3,768	38,296
	Tenaris SA (b)	1,348	27,189

			561,026

Netherlands - 2.3%	ASML Holding NV	6,041	106,370
	Aegon NV	10,926	42,354
	Akzo Nobel NV	7,086	268,357
	Corio NV	610	25,228
	Fugro NV	1	32
	Heineken NV	8	227
	ING Groep NV CVA	21,683	118,811
	Koninklijke Ahold NV	61,449	673,035
	Koninklijke DSM NV	1,904	50,099
	Koninklijke KPN NV	20,230	270,092
	Koninklijke Philips Electronics NV	14,732	218,066
	TNT NV	1,503	25,762
	Unilever NV	19,495	384,075
	Wolters Kluwer NV	3,780	61,273

			2,243,781

New Zealand - 0.0%	Auckland International Airport Ltd.	44	43
	Fletcher Building Ltd.	1,516	5,187
	Sky City Ltd.	1	2
	Telecom Corp. of New Zealand Ltd.	25,666	33,448

			38,680

Norway - 0.6%	Aker Solutions ASA	1	6
	Frontline Ltd.	700	12,443
	Norsk Hydro ASA	82,126	309,030
	Orkla ASA	2	14
	Renewable Energy Corp. ASA (a)	12	104
	StatoilHydro ASA	13,424	234,929
	Telenor ASA	2,900	16,578
	Yara International ASA	25	546

			573,650

Portugal - 0.2%	Banco Comercial Portugues SA Registered Shares	16,293	13,362
	Banco Espirito Santo SA Registered Shares	3,125	12,195

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Galp Energia SGPS SA	6,634	$79,003
	Portugal Telecom SGPS SA Registered Shares	16,833	130,034
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	878	4,671

			239,265

Singapore - 0.9%	Ascendas Real Estate Investment Trust	16,066	12,925
	CapitaLand Ltd.	80,500	123,437
	City Developments Ltd.	20,000	67,320
	Cosco Corp. (Singapore) Ltd.	1,000	540
	DBS Group Holdings Ltd.	12,000	66,899
	Fraser and Neave Ltd.	13,000	21,656
	Jardine Cycle & Carriage Ltd.	2,099	16,386
	Noble Group Ltd.	20,800	16,281
	Oversea-Chinese Banking Corp.	19,134	60,998
	Parkway Holdings Ltd.	10,266	7,841
	SembCorp Industries Ltd.	12,000	18,612
	Sembcorp Marine Ltd.	189,000	225,019
	Singapore Airlines Ltd.	7,466	49,237
	Singapore Press Holdings Ltd.	22,000	36,608
	Singapore Telecommunications Ltd.	72,726	121,225
	UOL Group Ltd.	15,000	18,488
	United Overseas Bank Ltd.	11,000	70,557

			934,029

Spain - 3.9%	Banco Bilbao Vizcaya Argentaria SA	47,314	384,038
	Banco de Sabadell SA	5,204	26,119
	Banco Popular Espanol SA	4,549	28,796
	Banco Santander Central Hispano SA (b)	12,899	89,003
	Banco Santander SA	96,652	666,396
	Bankinter SA	2,572	27,213
	Corp. Mapfre SA	24,498	53,645
	Criteria Caixacorp. SA	11,833	38,160
	Gamesa Corp. Tecnologica SA	18,847	241,742
	Gas Natural SDG SA	4	55
	Gestevision Telecinco SA	1	7
	Grupo Ferrovial SA	52	1,109
	Iberdrola Renovables (a)	1	4
	Iberdrola SA	1	7
	Iberia Lineas Aereas de Espana	107,859	226,203
	Repsol YPF SA	10,008	172,688
	Sacyr Vallehermoso SA	8	62
	Telefonica SA	55,114	1,099,048
	Union Fenosa SA	32,572	778,324
	Zardoya Otis SA	1	18

			3,832,637

Sweden - 2.3%	Assa Abloy AB Series B	14	131
	Atlas Copco AB Class A	25	188
	Electrolux AB	15,568	121,845

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Getinge AB Class B	25	$242
	Hennes & Mauritz AB B Shares	17,250	646,705
	Holmen AB Class B	800	13,293
	Investor AB	10,000	126,453
	Millicom International Cellular SA (b)	2,445	91,519
	Nordea Bank AB	21,100	104,988
	Securitas AB	48	350
	Skandinaviska Enskilda Banken AB (a)	31,493	97,321
	Skandinaviska Enskilda Banken AB Class A	13,815	43,383
	Skanska AB Class B	23,284	200,975
	Svenska Handelsbanken Class A	9,700	137,071
	Swedbank AB-A Shares	11,300	37,647
	Swedish Match AB	3,669	53,065
	Tele2 AB	31,400	264,701
	Telefonaktiebolaget LM Ericsson	22	178
	TeliaSonera AB	5	24
	Volvo AB A Shares	55,589	295,562

			2,235,641

Switzerland - 7.9%	ABB Ltd.	26,015	362,825
	Adecco SA Registered Shares	1,718	53,688
	BKW FMB Energie AG	4	288
	Compagnie Financiere Richemont SA	7,182	112,136
	Credit Suisse Group AG	12,727	387,511
	EFG International AG	749	5,577
	Geberit AG	7	629
	Holcim Ltd.	1,419	50,543
	Julius Baer Holding AG Class B	4,480	110,077
	Kuehne & Nagel International AG	754	43,996
	Logitech International SA (a)	10,355	107,154
	Nestle SA Registered Shares	51,219	1,730,401
	Nobel Biocare Holding AG	4,316	73,668
	Novartis AG Registered Shares	45,048	1,704,326
	Pargesa Holding SA	366	19,420
	Roche Holding AG	11,030	1,513,869
	SGS SA	64	67,164
	Schindler Holding AG	712	33,621
	Sonova Holding AG	10	604
	Sulzer AG	1	52
	The Swatch Group Ltd. Bearer Shares	836	100,830
	The Swatch Group Ltd. Registered Shares	35	855
	Swiss Life Holding	7	483
	Swiss Reinsurance Co. Registered Shares	3,365	54,979
	Syngenta AG	2,951	593,188
	Synthes, Inc.	830	92,462
	UBS AG	36,087	338,324
	Zurich Financial Services AG	1,720	271,835

			7,830,505

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

United Kingdom - 18.4%	Admiral Group Plc	6,561	$80,264
	Anglo American Plc	38,680	658,665
	Antofagasta Plc	5,413	39,172
	AstraZeneca Plc	34,158	1,209,701
	Autonomy Corp Plc (a)	2,743	51,210
	Aviva Plc	27,404	84,980
	BAE Systems Plc	47,775	229,134
	BG Group Plc	45,937	692,932
	BHP Billiton Plc	26,705	526,771
	BP Plc	288,401	1,933,831
	Balfour Beatty Plc	6,092	28,568
	Barclays Plc	87,343	185,439
	Berkeley Group Holdings Plc (a)	2,985	37,954
	British Airways Plc	7,736	15,576
	British American Tobacco Plc	23,426	541,159
	British Land Co. Plc	21,987	113,607
	British Sky Broadcasting Plc	54,239	336,644
	Burberry Group Plc	1	4
	Cable & Wireless Plc	39,220	78,432
	Cadbury Plc	10,318	77,828
	Cairn Energy Plc (a)	2	62
	Capita Group Plc	8,310	80,822
	Carnival Plc	2,225	50,532
	The Carphone Warehouse Plc	75,110	134,731
	Centrica Plc	165,323	539,667
	Cobham Plc	14,736	36,268
	Compass Group Plc	24,701	112,963
	Daily Mail & General Trust	4,107	13,750
	Diageo Plc	34,562	385,947
	Drax Group Plc	4,513	33,430
	Experian Group Ltd.	38,591	241,308
	Friends Provident Plc	82,584	81,888
	GlaxoSmithKline Plc	68,962	1,074,058
	Group 4 Securicor Plc	17,199	47,790
	HSBC Holdings Plc	159,308	886,956
	Hays Plc	19,213	20,048
	Home Retail Group	4,560	14,682
	ITV Plc	1	—
	Imperial Tobacco Group Plc	7	157
	Intercontinental Hotels Group Plc	3,543	26,882
	Invensys Plc (a)	10,982	26,148
	Investec Plc	18,368	76,908
	J Sainsbury Plc	17,241	77,279
	Johnson Matthey Plc	2,678	40,487
	Kingfisher Plc	32,410	69,471
	Land Securities Group Plc	2,721	17,050
	Legal & General Group Plc	129,851	79,948

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Liberty International Plc	7,472	$41,678
	Lloyds TSB Group Plc	156,569	158,518
	London Stock Exchange Group Plc	6,052	48,934
	Man Group Plc	36,985	115,902
	Marks & Spencer Group Plc	9	38
	Meggitt Plc	40	74
	Next Plc	2,773	52,621
	Old Mutual Plc	126,321	94,042
	Pearson Plc	11,152	112,148
	Prudential Plc	24,100	116,834
	Reckitt Benckiser Plc	8,263	310,024
	Rolls-Royce Group Plc	24,239	102,103
	Royal & Sun Alliance Insurance Group	71,301	132,960
	Royal Bank of Scotland Group Plc	176,718	62,285
	Royal Dutch Shell Plc	52,501	1,180,258
	Royal Dutch Shell Plc Class B	59,015	1,283,858
	SABMiller Plc	15	223
	Schroders Plc	6,442	73,026
	Scottish & Southern Energy Plc	11,769	187,009
	Segro Plc	6,111	1,992
	Serco Group Plc	93,426	489,540
	Severn Trent Plc	3,141	44,576
	Shire Ltd.	19	233
	Smith & Nephew Plc	12,154	75,651
	Smiths Group Plc	5,325	51,064
	Stagecoach Group Plc	99,256	170,507
	Standard Chartered Plc	25,635	318,316
	Standard Life Plc	43,178	102,830
	TUI Travel Plc	7,560	24,809
	Thomson Reuters Plc	6	134
	Tullow Oil Plc	12	138
	Unilever Plc	35,252	666,604
	United Business Media Ltd.	3,255	19,862
	United Utilities Group Plc	9,068	62,854
	Vodafone Group Plc	370,667	646,239
	Whitbread Plc	33,659	380,121
	William Morrison Supermarkets Plc	15,857	58,055

			18,277,163

	Total Common Stocks - 90.2%		89,444,840

	Investment Companies

	iShares MSCI EAFE Index Fund (c)	47,940	1,802,065

	Total Investment Companies - 1.8%		1,802,065

	Preferred Stocks

Germany - 0.4%	Henkel KGaA, 1.75%	2,511	68,257
	Volkswagen AG, 4.35%	4,869	279,595

	Total Preferred Stocks - 0.4%		347,852

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Rights	Shares		Value

Belgium - 0.0%	Fortis (d)		25,376	—

Ireland - 0.0%	CRH Plc - FPR		271	$5,851

Portugal - 0.0%	Banco Espirito Santo SA (e)		3,125	4,982

Spain - 0.1%	Gas Natural SDG SA		3,104	42,436
	Mapfre SA (f)		24,498	325

				42,761

Sweden - 0.0%	Nordea Bank AB (g)		232,100	26,544

United Kingdom - 0.1%	HSBC Holdings Plc (g)		66,378	134,291
	Royal Bank of Scotland Group Plc (h)		75,736	1
	Segro Plc Rights Expire (h)		73,332	5,051

				139,343

	Total Rights - 0.2%			219,481

	Fixed-Income Securities	Par (000)

Japan - 0.1%	Mitsubishi Corp., 0%, 6/17/11 (i)(j)	JPY	5,000	57,575
	Mitsui & Co. Ltd. Series 6, 1.05%, 9/30/09 (i)		5,000	60,195
	Yamato Transport Yamtra Series 7, 1.20%, 9/30/09 (i)		3,000	29,895

				147,665

Netherlands - 0.2%	Adidas-Salomon International Finance B.V, 2.50%, 10/08/18 (i)	EUR	100	152,814

	Total Fixed-Income Securities - 0.3%			300,479

	Total Long-Term Investments (Cost - $132,440,572) - 92.9%			92,114,717

	Short-Term Securities	Shares

	BlackRock Liquidity Funds, TempFund, 0.646% (k)(l)		3,323,277	3,323,277

	Total Short-Term Securities (Cost - $3,323,277) - 3.3%			3,323,277

	Total Investments (Cost - $135,763,849*) - 96.2%			95,437,994
	Other Assets Less Liabilities - 3.8%			3,737,653

	Net Assets - 100.0%			$99,175,647

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$145,519,370

Gross unrealized appreciation	$1,390,041
Gross unrealized depreciation	(51,471,417)

Net unrealized depreciation	$(50,081,376)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	The rights may be exercised until 7/01/14.

(e)	The rights may be exercised until 4/07/09.

(f)	The rights may be exercised until 4/01/09.

(g)	The rights may be exercised until 4/03/09.

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

(h)	The rights may be exercised until 4/06/09.

(i)	Convertible security.

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)	Represents the current yield as of report date.

(l)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	3,323,277	$210
BlackRock Liquidity Series, LLC Cash Sweep Series	$(2,979,058)	$2,766

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Amount	Unrealized Appreciation (Depreciation)

5	CAC40 10 Euro Future	Matif	June 2009	$179,124	$603
48	DJ Euro Stoxx 50	Eurex	June 2009	$1,283,919	(12,924)
19	FTSE 100 Index	LIFFE	June 2009	$1,050,176	8,954
2	Hang Seng Index Future	Hong Kong	April 2009	$178,273	(3,371)
9	OMXS30 Index Future	Stockholm	April 2009	$72,905	(2,307)
4	SPI 200 Index AUD Future	Sydney	June 2009	$248,515	(552)
31	TOPIX Index Future	Tokyo	June 2009	$2,305,406	127,993

Total					$118,396

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	300,000	USD	397,380	UBS AG	4/02/09	$1,201
GBP	100,000	USD	143,120	UBS AG	4/02/09	364
HDK	300,000	USD	38,709	UBS AG	4/02/09	(3)
JPY	10,000,000	USD	100,929	UBS AG	4/02/09	97
SGD	100,000	USD	65,720	UBS AG	4/02/09	28
AUD	150,000	USD	96,849	UBS AG	5/14/09	7,117
CHF	350,000	USD	299,741	UBS AG	5/14/09	8,028
USD	17,288	CHF	20,000	Brown Brothers Harriman & Co.	5/14/09	(298)
USD	281,222	CHF	330,000	UBS AG	5/14/09	(8,961)
DKK	300,000	USD	50,378	UBS AG	5/14/09	3,075
USD	50,873	DKK	300,000	Brown Brothers Harriman & Co.	5/14/09	(2,579)
EUR	750,000	USD	960,212	UBS AG	5/14/09	36,224
USD	321,447	EUR	250,000	Brown Brothers Harriman & Co.	5/14/09	(10,698)

Master Enhanced International Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	315,008	EUR	250,000	UBS AG	5/14/09	$(17,137)
GBP	300,000	USD	414,179	UBS AG	5/14/09	16,332
HDK	450,000	USD	58,050	UBS AG	5/14/09	26
JPY	220,000,000	USD	2,357,520	UBS AG	5/14/09	(133,520)
USD	282,532	JPY	25,700,000	Brown Brothers Harriman & Co.	5/14/09	22,729

USD	772,025	JPY	75,000,000	UBS AG	5/14/09	13,844
NOK	100,000	USD	14,406	UBS AG	5/14/09	447

Total						$(63,684)

•	Currency Abbreviations:

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HDK	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	US Dollar

•

The Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments *

	Assets	Assets	Liabilities

Level 1	$5,643,146	$137,550	$(19,154)
Level 2	89,794,848	109,512	(173,196)
Level 3	—	—	—

Total	$95,437,994	$247,062	$(192,350)

* Other financial instruments are futures and foreign currency exchange contracts. Futures and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series LLC

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Master Enhanced International Series of Quantitative Master Series LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Master Enhanced International Series of Quantitative Master Series LLC

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced International Series of Quantitative Master Series LLC

Date: May 20, 2009